BORROWINGS - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short and long term bank borrowings
Short-term bank borrowings, weighted average interest rate	4.46%	4.46%	4.56%
Short-term bank borrowings, term	1 year
Unused loan facilities (in RMB) or (in dollars)	¥ 1,574,556	$ 241,311	¥ 326,068
Long Term Bank Borrowings
Short and long term bank borrowings
Long-term bank borrowings, weighted average interest rate	5.61%	5.61%	5.28%